Benefit Plans 3 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 81.9	$ 79.9	$ 81.8
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Multiemployer Plans Withdrawal Obligation	$ 12.0	22.0
Noncurrent Regulatory Assets	4,762.0	4,618.8
Noncurrent Regulatory Liabilities	8,115.6	8,834.4
UMWA Withdrawal Obligation [Member]
Benefit Plans Textuals [Abstract]
Noncurrent Regulatory Assets	0.0	1.0
AEP Texas Inc. [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 6.5	6.4	6.4
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 298.3	275.2
Noncurrent Regulatory Liabilities	1,259.6	1,242.0
Appalachian Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 7.8	7.6	7.7
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 1,058.6	757.6
Noncurrent Regulatory Liabilities	1,143.6	1,238.8
Indiana Michigan Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 11.1	10.9	11.3
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 459.6	410.9
Noncurrent Regulatory Liabilities	1,702.2	2,447.9
Ohio Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 7.7	7.2	7.3
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 327.3	293.0
Noncurrent Regulatory Liabilities	1,044.0	1,020.9
Public Service Co Of Oklahoma [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 4.7	4.6	4.9
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 653.7	1,037.4
Noncurrent Regulatory Liabilities	809.1	835.3
Southwestern Electric Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 6.4	6.4	6.7
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 1,042.4	1,005.3
Noncurrent Regulatory Liabilities	825.7	806.9
Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	3,883.0	4,892.2
Underfunded Benefit Obligation
Projected Benefit Obligation	4,072.7	5,187.0	5,544.5
Accumulated Benefit Obligation	3,883.0	4,892.2
Fair Value of Plan Assets	4,124.7	5,352.9	5,556.6
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2022	6.3
Components of Net Periodic Benefit Cost
Service Cost	123.1	129.2	111.9
Interest Cost	148.2	137.2	167.9
Expected Return on Plan Assets	(253.4)	(229.7)	(264.9)
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Net Actuarial Loss	63.0	101.5	93.7
Settlements	0.0	0.0	0.0
Net Periodic Benefit Cost (Credit)	80.9	138.2	108.6
Capitalized Portion	(53.8)	(55.7)	(47.0)
Net Periodic Benefit Cost (Credit) Recognized in Expense	27.1	82.5	61.6
Pension Plans [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2022	369.0
2023	373.6
2024	368.8
2025	369.6
2026	364.3
Years 2027 to 2031, in Total	1,702.3
Pension Plans [Member] | AEP Texas Inc. [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	317.9	394.7
Underfunded Benefit Obligation
Projected Benefit Obligation	334.1	419.8	453.2
Accumulated Benefit Obligation	317.9	394.7
Fair Value of Plan Assets	335.1	444.9	474.0
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2022	0.4
Components of Net Periodic Benefit Cost
Service Cost	11.1	11.8	10.0
Interest Cost	12.1	11.2	13.9
Expected Return on Plan Assets	(21.0)	(19.5)	(22.7)
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Net Actuarial Loss	5.2	8.3	7.8
Net Periodic Benefit Cost (Credit)	7.4	11.8	9.0
Capitalized Portion	(6.2)	(6.6)	(5.5)
Net Periodic Benefit Cost (Credit) Recognized in Expense	1.2	5.2	3.5
Pension Plans [Member] | AEP Texas Inc. [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2022	35.4
2023	36.3
2024	35.2
2025	35.0
2026	32.6
Years 2027 to 2031, in Total	138.9
Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	470.4	597.4
Underfunded Benefit Obligation
Projected Benefit Obligation	485.7	621.7	670.8
Accumulated Benefit Obligation	470.4	597.4
Fair Value of Plan Assets	531.7	683.3	701.3
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2022	0.0
Components of Net Periodic Benefit Cost
Service Cost	11.4	11.9	10.5
Interest Cost	17.5	16.4	20.3
Expected Return on Plan Assets	(32.3)	(29.1)	(33.6)
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Net Actuarial Loss	7.4	12.0	11.2
Net Periodic Benefit Cost (Credit)	4.0	11.2	8.4
Capitalized Portion	(5.0)	(5.2)	(4.5)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(1.0)	6.0	3.9
Pension Plans [Member] | Appalachian Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2022	43.7
2023	43.6
2024	42.5
2025	43.0
2026	41.8
Years 2027 to 2031, in Total	202.1
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	445.0	576.4
Underfunded Benefit Obligation
Projected Benefit Obligation	466.8	612.1	653.3
Accumulated Benefit Obligation	445.0	576.4
Fair Value of Plan Assets	533.7	681.5	698.1
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2022	0.1
Components of Net Periodic Benefit Cost
Service Cost	16.2	17.5	15.4
Interest Cost	17.0	16.2	19.7
Expected Return on Plan Assets	(32.4)	(28.9)	(33.3)
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Net Actuarial Loss	7.1	11.7	10.8
Net Periodic Benefit Cost (Credit)	7.9	16.5	12.6
Capitalized Portion	(4.6)	(4.9)	(4.3)
Net Periodic Benefit Cost (Credit) Recognized in Expense	3.3	11.6	8.3
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2022	38.1
2023	39.8
2024	40.7
2025	40.4
2026	41.0
Years 2027 to 2031, in Total	196.4
Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	344.2	440.3
Underfunded Benefit Obligation
Projected Benefit Obligation	363.6	470.7	510.3
Accumulated Benefit Obligation	344.2	440.3
Fair Value of Plan Assets	406.4	524.8	543.1
Components of Net Periodic Benefit Cost
Service Cost	11.2	11.4	9.7
Interest Cost	13.3	12.5	15.4
Expected Return on Plan Assets	(24.8)	(22.3)	(26.3)
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Net Actuarial Loss	5.5	9.1	8.5
Net Periodic Benefit Cost (Credit)	5.2	10.7	7.3
Capitalized Portion	(6.1)	(6.2)	(5.0)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(0.9)	4.5	2.3
Pension Plans [Member] | Ohio Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2022	32.3
2023	31.9
2024	32.4
2025	32.0
2026	31.6
Years 2027 to 2031, in Total	146.0
Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	180.3	233.6
Underfunded Benefit Obligation
Projected Benefit Obligation	192.3	252.6	279.9
Accumulated Benefit Obligation	180.3	233.6
Fair Value of Plan Assets	218.5	286.2	299.8
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2022	0.1
Components of Net Periodic Benefit Cost
Service Cost	7.4	8.0	7.3
Interest Cost	7.0	6.7	8.5
Expected Return on Plan Assets	(13.4)	(12.3)	(14.5)
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Net Actuarial Loss	2.9	4.9	4.7
Net Periodic Benefit Cost (Credit)	3.9	7.3	6.0
Capitalized Portion	(3.2)	(3.4)	(2.8)
Net Periodic Benefit Cost (Credit) Recognized in Expense	0.7	3.9	3.2
Pension Plans [Member] | Public Service Co Of Oklahoma [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2022	19.2
2023	18.9
2024	19.0
2025	19.2
2026	18.4
Years 2027 to 2031, in Total	81.1
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	235.1	292.7
Underfunded Benefit Obligation
Projected Benefit Obligation	250.7	317.7	334.5
Accumulated Benefit Obligation	235.1	292.7
Fair Value of Plan Assets	231.3	308.3	326.9
Underfunded Status, Projected Benefit Obligation	(19.4)	(9.4)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2022	0.1
Components of Net Periodic Benefit Cost
Service Cost	10.6	11.2	9.9
Interest Cost	9.1	8.5	10.2
Expected Return on Plan Assets	(14.6)	(13.5)	(15.7)
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Net Actuarial Loss	3.8	6.2	5.7
Net Periodic Benefit Cost (Credit)	8.9	12.4	10.1
Capitalized Portion	(4.0)	(4.1)	(3.4)
Net Periodic Benefit Cost (Credit) Recognized in Expense	4.9	8.3	6.7
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2022	24.2
2023	25.1
2024	25.3
2025	25.5
2026	25.4
Years 2027 to 2031, in Total	107.9
Qualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	3,827.4	4,822.5
Underfunded Benefit Obligation
Accumulated Benefit Obligation	3,827.4	4,822.5
Qualified Pension Plans [Member] | AEP Texas Inc. [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	315.4	391.4
Underfunded Benefit Obligation
Accumulated Benefit Obligation	315.4	391.4
Qualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	470.1	597.0
Underfunded Benefit Obligation
Accumulated Benefit Obligation	470.1	597.0
Qualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	443.8	575.2
Underfunded Benefit Obligation
Accumulated Benefit Obligation	443.8	575.2
Qualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	344.1	440.0
Underfunded Benefit Obligation
Accumulated Benefit Obligation	344.1	440.0
Qualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	179.1	232.1
Underfunded Benefit Obligation
Accumulated Benefit Obligation	179.1	232.1
Qualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	234.0	291.4
Underfunded Benefit Obligation
Accumulated Benefit Obligation	234.0	291.4
Nonqualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	55.6	69.7
Underfunded Benefit Obligation
Projected Benefit Obligation	61.5	78.4
Accumulated Benefit Obligation	55.6	69.7
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Projected Benefit Obligation	(61.5)	(78.4)
Underfunded Status, Accumulated Benefit Obligation	(55.6)	(69.7)
Nonqualified Pension Plans [Member] | AEP Texas Inc. [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	2.5	3.3
Underfunded Benefit Obligation
Projected Benefit Obligation	2.7	3.6
Accumulated Benefit Obligation	2.5	3.3
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Projected Benefit Obligation	(2.7)	(3.6)
Underfunded Status, Accumulated Benefit Obligation	(2.5)	(3.3)
Nonqualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.3	0.4
Underfunded Benefit Obligation
Projected Benefit Obligation	0.6	0.8
Accumulated Benefit Obligation	0.3	0.4
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Projected Benefit Obligation	(0.6)	(0.8)
Underfunded Status, Accumulated Benefit Obligation	(0.3)	(0.4)
Nonqualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	1.2	1.2
Underfunded Benefit Obligation
Projected Benefit Obligation	1.6	1.9
Accumulated Benefit Obligation	1.2	1.2
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Projected Benefit Obligation	(1.6)	(1.9)
Underfunded Status, Accumulated Benefit Obligation	(1.2)	(1.2)
Nonqualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.1	0.3
Underfunded Benefit Obligation
Projected Benefit Obligation	0.3	0.7
Accumulated Benefit Obligation	0.1	0.3
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Projected Benefit Obligation	(0.3)	(0.7)
Underfunded Status, Accumulated Benefit Obligation	(0.1)	(0.3)
Nonqualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	1.2	1.5
Underfunded Benefit Obligation
Projected Benefit Obligation	1.5	1.9
Accumulated Benefit Obligation	1.2	1.5
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Projected Benefit Obligation	(1.5)	(1.9)
Underfunded Status, Accumulated Benefit Obligation	(1.2)	(1.5)
Nonqualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	1.1	1.3
Underfunded Benefit Obligation
Accumulated Benefit Obligation	1.1	1.3
Fair Value of Plan Assets	231.3	0.0
Underfunded Status, Accumulated Benefit Obligation	(3.8)	(1.3)
Other Postretirement Benefit Plans [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	872.6	1,041.3	1,210.9
Fair Value of Plan Assets	1,549.3	2,044.3	1,946.7
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2022	3.1
Components of Net Periodic Benefit Cost
Service Cost	7.4	9.5	10.0
Interest Cost	29.2	30.5	39.8
Expected Return on Plan Assets	(110.0)	(91.1)	(95.6)
Amortization of Prior Service Cost (Credit)	(71.4)	(70.9)	(69.8)
Amortization of Net Actuarial Loss	0.0	0.0	5.9
Settlements	0.0	0.0	0.0
Net Periodic Benefit Cost (Credit)	(144.8)	(122.0)	(109.7)
Capitalized Portion	(3.2)	(4.1)	(4.2)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(148.0)	(126.1)	(113.9)
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2022	116.0
2023	117.6
2024	126.9
2025	127.4
2026	126.8
Years 2027 to 2031, in Total	604.0
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2022	0.2
2023	0.3
2024	0.3
2025	0.3
2026	0.3
Years 2027 to 2031, in Total	1.6
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	68.6	80.5	96.3
Fair Value of Plan Assets	128.3	168.8	162.3
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2022	0.1
Components of Net Periodic Benefit Cost
Service Cost	0.5	0.7	0.8
Interest Cost	2.2	2.4	3.2
Expected Return on Plan Assets	(9.1)	(7.5)	(8.0)
Amortization of Prior Service Cost (Credit)	(6.1)	(6.0)	(5.9)
Amortization of Net Actuarial Loss	0.0	0.0	0.5
Net Periodic Benefit Cost (Credit)	(12.5)	(10.4)	(9.4)
Capitalized Portion	(0.3)	(0.4)	(0.4)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(12.8)	(10.8)	(9.8)
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2022	9.1
2023	9.5
2024	10.4
2025	10.6
2026	10.6
Years 2027 to 2031, in Total	48.5
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2022	0.0
2023	0.0
2024	0.0
2025	0.0
2026	0.0
Years 2027 to 2031, in Total	0.0
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	140.7	167.3	198.2
Fair Value of Plan Assets	228.6	302.3	293.0
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2022	1.6
Components of Net Periodic Benefit Cost
Service Cost	0.8	1.0	1.0
Interest Cost	4.7	4.9	6.6
Expected Return on Plan Assets	(16.3)	(13.5)	(14.4)
Amortization of Prior Service Cost (Credit)	(10.4)	(10.3)	(10.2)
Amortization of Net Actuarial Loss	0.0	0.0	0.9
Net Periodic Benefit Cost (Credit)	(21.2)	(17.9)	(16.1)
Capitalized Portion	(0.4)	(0.4)	(0.4)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(21.6)	(18.3)	(16.5)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2022	19.0
2023	19.3
2024	20.5
2025	20.4
2026	20.3
Years 2027 to 2031, in Total	95.8
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2022	0.1
2023	0.1
2024	0.1
2025	0.1
2026	0.1
Years 2027 to 2031, in Total	0.5
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	101.9	118.6	141.4
Fair Value of Plan Assets	190.5	248.7	238.2
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2022	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.9	1.3	1.4
Interest Cost	3.4	3.5	4.7
Expected Return on Plan Assets	(13.7)	(11.1)	(11.7)
Amortization of Prior Service Cost (Credit)	(9.7)	(9.6)	(9.5)
Amortization of Net Actuarial Loss	0.0	0.0	0.7
Net Periodic Benefit Cost (Credit)	(19.1)	(15.9)	(14.4)
Capitalized Portion	(0.3)	(0.4)	(0.4)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(19.4)	(16.3)	(14.8)
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2022	14.9
2023	15.0
2024	16.1
2025	16.3
2026	16.1
Years 2027 to 2031, in Total	75.1
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2022	0.0
2023	0.0
2024	0.0
2025	0.0
2026	0.0
Years 2027 to 2031, in Total	0.0
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	88.9	104.9	126.4
Fair Value of Plan Assets	166.2	220.0	213.0
Components of Net Periodic Benefit Cost
Service Cost	0.6	0.8	0.9
Interest Cost	3.0	3.0	4.2
Expected Return on Plan Assets	(12.0)	(9.7)	(10.5)
Amortization of Prior Service Cost (Credit)	(7.1)	(7.2)	(7.0)
Amortization of Net Actuarial Loss	0.0	0.0	0.7
Net Periodic Benefit Cost (Credit)	(15.5)	(13.1)	(11.7)
Capitalized Portion	(0.3)	(0.4)	(0.5)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(15.8)	(13.5)	(12.2)
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2022	12.6
2023	12.6
2024	13.5
2025	13.4
2026	13.3
Years 2027 to 2031, in Total	62.3
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2022	0.0
2023	0.0
2024	0.0
2025	0.0
2026	0.0
Years 2027 to 2031, in Total	0.0
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	45.7	54.4	64.0
Fair Value of Plan Assets	85.4	114.0	107.8
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2022	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.4	0.6	0.7
Interest Cost	1.5	1.6	2.1
Expected Return on Plan Assets	(6.1)	(5.0)	(5.2)
Amortization of Prior Service Cost (Credit)	(4.4)	(4.4)	(4.4)
Amortization of Net Actuarial Loss	0.0	0.0	0.3
Net Periodic Benefit Cost (Credit)	(8.6)	(7.2)	(6.5)
Capitalized Portion	(0.2)	(0.3)	(0.3)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(8.8)	(7.5)	(6.8)
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2022	6.7
2023	6.9
2024	7.4
2025	7.3
2026	7.1
Years 2027 to 2031, in Total	32.2
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2022	0.0
2023	0.0
2024	0.0
2025	0.0
2026	0.0
Years 2027 to 2031, in Total	0.0
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	55.1	65.2	77.1
Fair Value of Plan Assets	103.0	136.6	129.9
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2022	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.6	0.8	0.8
Interest Cost	1.8	1.9	2.5
Expected Return on Plan Assets	(7.3)	(6.1)	(6.3)
Amortization of Prior Service Cost (Credit)	(5.3)	(5.3)	(5.2)
Amortization of Net Actuarial Loss	0.0	0.0	0.4
Net Periodic Benefit Cost (Credit)	(10.2)	(8.7)	(7.8)
Capitalized Portion	(0.2)	(0.3)	(0.3)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(10.4)	$ (9.0)	$ (8.1)
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2022	7.5
2023	7.8
2024	8.5
2025	8.6
2026	8.5
Years 2027 to 2031, in Total	41.2
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2022	0.0
2023	0.0
2024	0.0
2025	0.0
2026	0.0
Years 2027 to 2031, in Total	$ 0.0